UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6718
DREYFUS INVESTMENT GRADE FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	4/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2006 (Unaudited)

	Principal
Bonds and Notes--98.5%	Amount ($)	Value ($)

U.S. Treasury Inflation Protected Securities,
0.88%, 4/15/10	1,069,756 a,b	1,017,756
1.63%, 1/15/15	515,067 b	485,685
1.88%, 7/15/13	600,393 b	583,451
2.00%, 1/15/14	532,268 b	519,375
2.00%, 7/15/14	532,300 b	518,902
2.00%, 1/15/26	202,212 b	187,944
2.38%, 1/15/25	318,326 b	314,418
3.00%, 7/15/12	563,570 a,b	587,565
3.50%, 1/15/11	770,567 b	816,135
3.63%, 4/15/28	464,347 a,b	558,486
3.88%, 4/15/29	468,941 a,b	588,413
4.25%, 1/15/10	242,093 a,b	260,681
Total Bonds and Notes
(cost $6,553,335)		6,438,811

Other Investment--1.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $86,000)	86,000 [c]	86,000

Investment of Cash Collateral for
Securities Loaned--43.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,822,563)	2,822,563 [c]	2,822,563

Total Investments (cost $9,461,898)	142.9%	9,347,374
Liabilities, Less Cash and Receivables	(42.9%)	(2,804,223)
Net Assets	100.0%	6,543,151

a	All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund's securities
	on loan is $2,785,351 and the total market value of the collateral held by the fund is $2,822,563.
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--143.3%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
L-3 Communications,
Conv. Bonds	3.00	8/1/35	440,000 a,b	440,000
Agricultural--1.3%
Altria,
Notes	7.00	11/4/13	1,365,000 a	1,449,685
Altria,
Notes	7.20	2/1/07	3,445,000	3,476,250
Altria,
Debs.	7.75	1/15/27	1,245,000 a	1,403,752
				6,329,687
Airlines--.0%
US Airways,
Enhanced Equip. Notes, Ser. C	8.93	10/15/09	429,622 c,d	43
Asset-Backed Ctf./Automobile Receivables--1.9%
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	900,000 b	882,657
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. D	7.16	1/15/13	1,050,000 b	1,045,527
Capital One Prime Auto Receivables
Trust, Ser. 2006-1, Cl. A1	4.87	3/15/07	1,553,332	1,553,176
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	1,000,000	984,156
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,405,000	1,381,302
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	1,375,000	1,375,348
WFS Financial Owner Trust,
Ser. 2004-4, Cl. B	3.13	5/17/12	198,910	194,534
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B	3.51	2/17/12	195,191	191,243
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,065,000	2,030,184
				9,638,127
Asset-Backed Ctfs./Credit Cards--1.6%
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	2,455,000	2,421,418
MBNA Master Credit Card Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	5,268,000	5,554,695
				7,976,113
Asset-Backed Ctfs./Home Equity Loans--14.6%
Accredited Mortgage Loan Trust,
Ser. 2005-1, Cl. A2A	5.06	4/25/35	312,454 e	312,649
Accredited Mortgage Loan Trust,
Ser. 2005-2, Cl. A2A	5.06	7/25/35	649,665 e	650,018
Accredited Mortgage Loan Trust,
Ser. 2005-3, Cl. A2A	5.06	9/25/35	1,667,466 e	1,668,675
Bayview Financial Acquisition

Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,795,000	1,717,636
Bear Stearns Asset Backed
Securities, Ser. 2005-TC1,
Cl. A1	5.07	5/25/35	306,600 e	306,578
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. A3A	5.05	5/25/35	164,089 e	164,092
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT3, Cl. A1A	5.05	5/25/35	545,585 e	545,650
Conseco Finance Securitization,
Ser. 2000-E, Cl. A5	8.02	8/15/31	941,501	957,347
Countrywide Asset-Backed Ctfs.,
Ser. 2006-1, Cl. AF1	5.09	7/25/36	2,270,370 e	2,271,646
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.06	8/25/35	659,824 e	660,333
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	2,013,901	2,006,426
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	2,455,000	2,394,943
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	1,004,268	1,001,195
Equifirst Mortgage Loan Trust,
Ser. 2005-1, Cl. A1	5.02	4/25/35	1,425,757 e	1,426,677
First Franklin Mortgage Loan
Asset-Backed Ctfs.,
Ser. 2005-FFH3, Cl. 2A1	5.09	9/25/35	1,589,932 e	1,591,047
First NLC Trust,
Ser. 2005-3, Cl. AV2	5.19	12/25/35	3,375,000 e	3,378,392
GSAA Trust,
Ser. 2006-7, Cl. AV1	5.08	3/25/46	4,240,000 e	4,240,000
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1	5.07	11/25/35	417,359 e	417,672
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.54	2/25/36	1,360,000 e	1,364,019
Home Equity Asset Trust,
Ser. 2005-8, Cl. M5	5.57	2/25/36	1,795,000 e	1,800,250
Home Equity Asset Trust,
Ser. 2005-8, Cl. M7	6.08	2/25/36	855,000 e	863,923
Mastr Asset Backed Securities
Trust, Ser. 2005-WMC1, Cl. A3	5.06	3/25/35	158,823 e	158,829
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC2, Cl. A2A	5.05	4/25/36	133,374 e	133,378
Morgan Stanley ABS Capital I,
Ser. 2005-WMC2, Cl. A2A	5.04	2/25/35	351,552 e	351,782
Morgan Stanley ABS Capital I,
Ser. 2005-NC2, Cl. A3A	5.04	3/25/35	1,235,032 e	1,235,900
Morgan Stanley ABS Capital I,
Ser. 2005-WMC3, Cl. A2A	5.05	3/25/35	303,540 e	303,710
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.07	7/25/35	1,449,766 e	1,450,915
Morgan Stanley Home Equity Loans,
Ser. 200-3, Cl. A1	5.09	4/25/36	1,500,000 e	1,500,000

Newcastle Mortgage Securities
Trust, Ser. 2006-1, Cl. A1	5.03	4/25/36	4,392,399 e	4,392,399
Ownit Mortgage Loan Asset-Backed
Ctfs., Ser. 2006-2, Cl. A2A	5.04	1/25/37	4,425,942 e	4,429,268
Ownit Mortgage Loan Asset-Backed
Ctfs., Ser. 2006-1, Cl. AF1	5.42	12/25/36	2,329,660	2,318,245
Park Place Securities,
Ser. 2005-WHQ2, Cl. A2A	5.06	5/25/35	285,353 e	285,535
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	1,525,000	1,506,506
Renaissance Home Equity Loan
Trust, Ser. 2006-1, Cl. AF2	5.53	5/25/36	2,200,000	2,195,541
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AI6	4.55	12/25/34	1,230,000	1,180,232
Residential Asset Mortgage
Products, Ser. 2005-RZ1, Cl. A1	5.06	12/25/34	705,480 e	705,999
Residential Asset Mortgage
Products, Ser. 2005-RS3,
Cl. AIA1	5.06	3/25/35	838,775 e	839,383
Residential Asset Mortgage
Products, Ser. 2005-RS2,
Cl. AII1	5.07	2/25/35	479,837 e	480,221
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AII1	5.09	6/25/27	794,856 e	795,443
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	5.44	2/25/35	1,585,000 e	1,604,572
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	5.51	2/25/35	490,000 e	497,547
Residential Asset Securities
Corp., Ser. 2005-AHL2, Cl. M3	5.43	10/25/35	450,000 e	451,376
Residential Asset Securities,
Ser. 2006-EMX3, Cl. A1	4.99	4/25/36	1,600,000 e	1,600,000
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1	5.06	3/25/35	452,541 e	452,873
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.39	9/25/35	1,610,000 e	1,615,810
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M2	5.40	10/25/35	625,000 e	627,852
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.41	9/25/35	1,805,000 e	1,810,609
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	5.07	3/25/36	626,082 e	626,337
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	6,950,000	6,892,925
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2	5.73	5/25/35	1,120,000	1,103,454
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC2, Cl. A2A	5.06	12/25/35	536,519 e	536,950
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC1, Cl. A1A	5.07	12/25/35	426,720 e	427,019

				72,249,778
Asset-Backed Ctfs./Manufactured Housing--.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	1,990,782	2,073,697
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,375,000	1,362,582
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	745,000	724,337
				4,160,616
Auto Manufacturing--1.0%
DaimlerChrysler,
Notes	4.88	6/15/10	800,000	772,767
DaimlerChrysler,
Notes	5.33	3/13/09	1,375,000 e	1,376,493
DaimlerChrysler,
Notes, Ser. E	5.68	10/31/08	2,725,000 e	2,739,421
				4,888,681
Banking--6.4%
Bacob Bank,
Sub. Notes	7.25	3/15/49	1,030,000 b	1,052,320
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	1,220,000	1,262,700
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	2,185,000 b,e	2,047,166
Colonial Bank of Montgomery
Alabama, Sub. Notes	6.38	12/1/15	1,105,000	1,092,541
Colonial Bank of Montgomery
Alabama, Sub. Notes	8.00	3/15/09	385,000	403,125
Crestar Capital Trust I,
Capital Securities	8.16	12/15/26	2,655,000	2,794,730
Hibernia,
Sub. Notes	5.35	5/1/14	1,230,000	1,167,421
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	2,370,000 b,e	2,255,607
Popular North America,
Notes, Ser. F	5.24	12/12/07	1,315,000 e	1,315,959
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	520,000 b	505,819
Sovereign Bancorp,
Sr. Notes	5.10	3/1/09	2,145,000 b,e	2,148,280
USB Capital IX,
Bonds	6.19	3/29/49	1,020,000	1,008,979
Washington Mutual Preferred
Funding Delaware, Bonds,
Ser. A-1	6.53	3/29/49	1,300,000 b,e	1,268,263
Washington Mutual,
Sub. Notes	4.63	4/1/14	2,750,000	2,496,816
Washington Mutual,
Notes	5.37	1/15/10	1,100,000 e	1,105,653
Wells Fargo Capital I,
Capital Securities	7.96	12/15/26	1,215,000	1,276,401
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	1,695,000	1,906,875
Zions Bancorporation,
Sr. Notes	2.70	5/1/06	2,845,000	2,845,000

Zions Bancorporation,
Sr. Notes	5.23	4/15/08	2,350,000 e	2,350,729
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	1,335,000	1,333,561
				31,637,945
Building & Construction--1.2%
American Standard,
Sr. Notes	7.38	2/1/08	1,530,000	1,570,279
Centex,
Notes	4.75	1/15/08	725,000	715,058
DR Horton,
Sr. Notes	5.88	7/1/13	1,365,000	1,306,136
DR Horton,
Sr. Notes	8.00	2/1/09	900,000	950,387
Schuler Homes,
Sr. Sub. Notes	10.50	7/15/11	1,260,000	1,338,590
				5,880,450
Chemicals--1.9%
ICI North America
Debs.	8.88	11/15/06	775,000	787,689
ICI Wilmington,
Notes	4.38	12/1/08	350,000	337,203
ICI Wilmington,
Notes	5.63	12/1/13	1,115,000 a	1,080,387
ICI Wilmington,
Notes	7.05	9/15/07	725,000	736,018
International Flavors &
Fragrances, Notes	6.45	5/15/06	2,900,000	2,900,800
Lubrizol,
Sr. Debs.	6.50	10/1/34	690,000 a	671,237
RPM International,
Sr. Notes	4.45	10/15/09	1,500,000	1,430,693
RPM International,
Bonds	6.25	12/15/13	1,385,000	1,366,316
				9,310,343
Commercial & Professional Services--1.2%
Aramark Services,
Sr. Notes	6.38	2/15/08	1,900,000	1,923,594
Aramark Services,
Sr. Notes	7.00	5/1/07	1,750,000	1,769,178
Erac USA Finance,
Notes	5.40	4/30/09	700,000 b,e	700,693
Erac USA Finance,
Notes	7.95	12/15/09	760,000 b	815,779
R.R. Donnelley & Sons,
Notes	5.00	11/15/06	800,000	796,144
				6,005,388
Commercial Mortgage Pass - Through Ctfs.--4.6%
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.32	4/25/34	1,097,890 b,e	1,099,948
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.36	11/25/35	1,949,052 b,e	1,949,052
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.54	8/25/33	713,024 b,e	717,384
Bayview Commercial Asset Trust,

Ser. 2003-2, Cl. A	5.54	12/25/33	903,479 b,e	906,302
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	5.60	4/25/36	443,272 b,e	443,272
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	5.61	1/25/36	505,129 b,e	505,129
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.16	4/25/34	331,110 b,e	336,501
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	7.91	3/25/36	458,047 b,e	458,047
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	7.96	11/25/35	483,636 b,e	494,788
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	1,125,000	1,083,983
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2	4.56	2/13/42	1,365,000	1,327,509
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	4.27	2/15/17	1,460,000 b	1,504,551
Credit Suisse/Morgan Stanley
Commercial Mortgage Ctfs.,
Ser. 2006-HC1, Cl. A1	5.09	5/15/08	2,285,000 e	2,284,991
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	1,290,000 b	1,255,709
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	1,650,000 b	1,639,722
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	400,000 b	399,645
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A2	4.22	4/10/40	1,075,000	1,039,497
Morgan Stanley Capital I,
Ser. 1998-HF1, Cl. E	7.53	3/15/30	300,000	310,109
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	5,105,558 b	4,885,898
				22,642,037
Diversified Financial Services--10.5%
Amvescap,
Notes	4.50	12/15/09	2,480,000	2,386,405
Amvescap,
Notes	5.38	12/15/14	700,000	662,887
Amvescap,
Sr. Notes	5.90	1/15/07	1,005,000	1,008,263
Capital One Bank,
Sub. Notes	6.50	6/13/13	1,807,000	1,874,383
CIT,
Sr. Notes	4.90	8/15/08	2,035,000 e	2,038,895
Countrywide Home Loans,
Notes, Ser. L	2.88	2/15/07	2,500,000	2,452,275
Countrywide Home Loans,
Notes	4.13	9/15/09	1,445,000 a	1,382,260
Countrywide Home Loans,
Medium-Term Notes, Ser. J	5.50	8/1/06	875,000	875,777
Fondo LatinoAmericano de Reservas,

Notes	3.00	8/1/06	3,220,000 b	3,202,203
Ford Motor Credit,
Notes	5.79	9/28/07	1,780,000 e	1,711,208
Ford Motor Credit,
Sr. Notes	7.20	6/15/07	2,330,000	2,298,741
Glencore Funding,
Notes	6.00	4/15/14	2,885,000 b	2,724,758
GMAC,
Notes	5.97	1/16/07	2,780,000 e	2,732,331
HSBC Finance,
Sr. Notes	5.26	9/14/12	3,060,000 e	3,075,263
ILFC E-Capital Trust I,
Bonds	5.90	12/21/65	2,575,000 a,b	2,514,096
Jefferies,
Sr. Notes	7.75	3/15/12	805,000	873,396
Leucadia National,
Sr. Notes	7.00	8/15/13	1,100,000	1,097,250
MBNA Capital,
Capital Securities, Ser. A	8.28	12/1/26	905,000	953,418
Mizuho JGB Investment,
Bonds, Ser. A	9.87	12/29/49	1,175,000 b	1,271,681
MUFG Capital Finance Tier 1,
Sr. Sub. Notes	6.35	3/15/49	2,625,000 e	2,576,915
Pemex Finance,
Bonds, Ser. 1999-2, Cl. A1	9.69	8/15/09	2,205,000	2,365,645
Residential Capital,
Sr. Notes	6.38	6/30/10	1,995,000	1,988,325
Residential Capital,
Sub. Notes	6.90	4/17/09	2,390,000 b,e	2,390,456
SB Treasury,
Bonds, Ser. A	9.40	12/29/49	2,390,000 b,e	2,564,186
St. George Funding,
Bonds	8.49	6/30/17	2,100,000 b	2,172,761
Tokai Preferred Capital,
Bonds, Ser. A	9.98	12/29/49	2,240,000 b,e	2,428,308
Windsor Financing,
Sr. Notes	5.88	7/15/17	670,000 b	662,718
				52,284,804
Diversified Metals & Mining--1.1%
Falconbridge,
Bonds	5.38	6/1/15	265,000	246,950
Falconbridge,
Notes	6.00	10/15/15	1,655,000	1,611,493
Falconbridge,
Debs.	7.35	11/1/06	1,970,000	1,987,637
Ispat Inland,
Secured Notes	9.75	4/1/14	110,000	123,924
Southern Copper,
Sr. Notes	7.50	7/27/35	1,430,000 a	1,390,675
				5,360,679
Electric Utilities--4.9%
Ameren,
Bonds	4.26	5/15/07	595,000	587,621
American Electric Power,
Sr. Notes	4.71	8/16/07	1,020,000	1,010,601

Cinergy,
Debs.	6.53	12/16/08	1,015,000	1,038,761
Cogentrix Energy,
Sr. Notes	8.75	10/15/08	1,375,000 b	1,493,037
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	2,265,000	2,186,173
Dominion Resources,
Sr. Notes, Ser. D	5.26	9/28/07	2,765,000 e	2,768,141
FirstEnergy,
Sr. Notes	5.50	11/15/06	1,000,000	1,000,055
FirstEnergy,
Sr. Notes, Ser. B	6.45	11/15/11	2,580,000	2,663,631
FPL Energy National Wind,
Secured Notes	5.61	3/10/24	522,709 b	499,966
FPL Group Capital,
Debs., Ser. B	5.55	2/16/08	2,030,000	2,033,090
Mirant,
Sr. Notes	7.38	12/31/13	575,000 b	580,031
NiSource Finance,
Sr. Notes	5.34	11/23/09	1,300,000 e	1,305,606
PP&L Capital Funding,
Notes, Ser. D	8.38	6/15/07	1,500,000	1,538,156
PPL Capital Funding Trust I,
Sub. Notes	7.29	5/18/06	130,000	130,091
Sierra Pacific Power,
Mortgage Notes	6.25	4/15/12	770,000	771,478
TXU,
Sr. Notes, Ser. O	4.80	11/15/09	2,335,000	2,261,532
TXU,
Sr. Notes, Ser. J	6.38	6/15/06	1,278,000	1,285,599
Virginia Electric & Power,
Sr. Notes, Ser. A	5.38	2/1/07	1,225,000	1,224,184
				24,377,753
Environmental Control--.5%
Oakmont Asset Trust,
Notes	4.51	12/22/08	700,000 b	677,633
Waste Management,
Sr. Notes	6.50	11/15/08	950,000	971,958
Waste Management,
Sr. Notes	7.00	7/15/28	1,000,000	1,040,770
				2,690,361
Food & Beverages--1.4%
Bavaria,
Sr. Notes	8.88	11/1/10	2,500,000 b	2,712,500
H.J. Heinz,
Notes	6.43	12/1/20	1,625,000 b	1,652,272
Safeway,
Sr. Notes	4.13	11/1/08	930,000	896,411
Stater Brothers,
Sr. Notes	8.13	6/15/12	1,100,000	1,105,500
Tyson Foods,
Sr. Notes	6.60	4/1/16	800,000	786,197
				7,152,880
Foreign Government--2.1%
Argentina Bonos,

Bonds	4.89	8/3/12	3,205,000 e	2,682,585
Banco Nacional de Desenvolvimento
Economico e Social, Notes	5.73	6/16/08	1,770,000 e	1,750,088
Export-Import Bank of Korea,
Sr. Notes	4.50	8/12/09	830,000	806,094
Mexican Bonos,
Bonds, Ser. M	9.00	12/22/11	17,060,000 f	1,587,929
Republic of Brazil,
Bonds	12.50	1/5/16	4,380,000 a,f	2,099,274
Republic of Peru,
Bonds	8.38	5/3/16	1,475,000 a	1,613,650
				10,539,620
Health Care--1.4%
Baxter International,
Sr. Notes	5.20	2/16/08	1,528,000	1,521,763
Coventry Health Care,
Sr. Notes	5.88	1/15/12	880,000 a	866,800
Medco Health Solutions,
Sr. Notes	7.25	8/15/13	3,276,000	3,498,647
Teva Pharmaceutical Finance,
Bonds	6.15	2/1/36	925,000	857,408
				6,744,618
Lodging & Entertainment--.9%
Carnival,
Notes	7.30	6/1/07	1,305,000	1,328,367
Harrah's Operating,
Notes	7.13	6/1/07	1,020,000	1,036,187
MGM Mirage,
Sr. Notes	6.00	10/1/09	950,000	941,688
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	1,000,000	976,250
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	155,000	153,838
				4,436,330
Machinery--.2%
Terex,
Sr. Sub. Notes	7.38	1/15/14	885,000	900,488
Manufacturing--.8%
Bombardier,
Notes	6.30	5/1/14	1,525,000 b	1,414,438
Tyco International,
Notes	5.80	8/1/06	1,295,000	1,296,257
Tyco International,
Notes	6.88	1/15/29	1,225,000	1,263,456
				3,974,151
Media--2.0%
CBS,
Sr. Notes	5.63	5/1/07	1,000,000	999,068
Clear Channel Communications,
Notes	4.25	5/15/09	1,235,000	1,182,955
Clear Channel Communications,
Notes	4.50	1/15/10	1,700,000	1,612,751
Liberty Media,
Sr. Notes	6.41	9/17/06	2,650,000 e	2,662,720
Media General,

Notes	6.95	9/1/06	2,100,000	2,105,183
Univision Communications,
Sr. Notes	2.88	10/15/06	1,560,000	1,541,539
				10,104,216
Oil & Gas--1.3%
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	780,000	741,751
Enterprise Products Operating,
Sr. Notes, Ser. B	4.00	10/15/07	385,000	376,352
Enterprise Products Operating,
Sr. Notes, Ser. B	4.63	10/15/09	2,845,000	2,750,321
ONEOK,
Sr. Notes	5.51	2/16/08	1,750,000	1,748,649
Sempra Energy,
Sr. Notes	4.62	5/17/07	995,000	987,160
				6,604,233
Packaging & Containers--.5%
Crown Americas Capital,
Sr. Notes	7.63	11/15/13	815,000 b	839,450
Crown Americas Capital,
Sr. Notes	7.75	11/15/15	505,000 b	521,413
Sealed Air,
Bonds	6.88	7/15/33	1,290,000 b	1,271,098
				2,631,961
Paper & Forest Products--.7%
Georgia-Pacific,
Sr. Notes	8.00	1/15/24	1,300,000	1,303,250
Sappi Papier,
Notes	6.75	6/15/12	1,095,000 b	1,042,632
Temple-Inland,
Bonds	6.63	1/15/18	1,100,000	1,115,744
				3,461,626
Property-Casualty Insurance--1.6%
Ace Capital Trust II,
Bonds	9.70	4/1/30	1,625,000	2,096,310
AON,
Capital Securities	8.21	1/1/27	1,220,000	1,353,422
Assurant,
Sr. Notes	6.75	2/15/34	645,000	648,548
Marsh and McLennan Cos.,
Sr. Notes	5.38	3/15/07	1,600,000	1,595,466
Nippon Life Insurance,
Notes	4.88	8/9/10	1,350,000 b	1,305,401
Phoenix Cos.,
Sr. Notes	6.68	2/16/08	735,000	739,796
				7,738,943
Real Estate Investment Trusts--6.3%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	1,000,000	955,892
Archstone-Smith Operating Trust,
Sr. Notes	5.25	5/1/15	600,000	569,612
Arden Realty,
Notes	5.25	3/1/15	1,655,000	1,594,094
Boston Properties,
Sr. Notes	5.63	4/15/15	810,000	786,915

Brandywine Operating Partnership,
Sub. Notes	5.41	4/1/09	1,800,000 e	1,800,806
Commercial Net Lease Realty,
Sr. Notes	6.15	12/15/15	1,100,000	1,070,417
Duke Realty,
Notes	3.50	11/1/07	925,000	901,205
Duke Realty,
Sr. Notes	5.25	1/15/10	1,190,000	1,170,847
EOP Operating,
Notes	5.59	10/1/10	775,000 e	782,303
EOP Operating,
Notes	6.76	6/15/07	2,370,000	2,402,061
EOP Operating,
Sr. Notes	7.00	7/15/11	1,900,000	2,000,751
ERP Operating,
Notes	4.75	6/15/09	560,000	548,623
ERP Operating,
Notes	5.13	3/15/16	825,000	772,144
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	2,820,000	2,615,217
HRPT Properties Trust,
Sr. Notes	5.52	3/16/11	2,700,000 e	2,707,876
Mack-Cali Realty,
Notes	5.05	4/15/10	1,600,000	1,551,981
Mack-Cali Realty,
Notes	5.25	1/15/12	580,000	561,444
Regency Centers,
Sr. Notes	5.25	8/1/15	1,450,000	1,362,495
Simon Property,
Notes	4.60	6/15/10	1,098,000	1,058,855
Simon Property,
Notes	4.88	8/15/10	850,000	826,858
Socgen Real Estate,
Bonds, Ser. A	7.64	12/29/49	4,830,000 b	4,960,072
				31,000,468
Residential Mortgage Pass- Through Ctfs.--4.9%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	1,506,613 b	1,507,678
Bank Of America Mortgage
Securities II, Ser. 2001-4,
Cl. B3	6.75	4/20/31	200,771	199,658
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	901,325	891,495
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	1,700,000	1,637,151
Countrywide Home Loans,
Ser. 2003-8, Cl. B3	5.00	5/25/18	255,591 b	222,572
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	7,525,332	7,533,160
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	5.71	2/25/36	1,416,459 e	1,423,009
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.46	2/25/36	1,139,111 e	1,094,810
Impac Secured Assets CMN Owner

Trust, Ser. 2006-1, Cl. 2A1	5.31	5/25/36	747,974 e	747,974
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	842,927 e	814,733
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	1,725,000	1,654,351
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,195,000	1,155,457
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1	7.00	10/25/40	487,290 b	491,684
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.68	4/25/35	3,325,000 e	3,242,384
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	1,800,000	1,710,041
				24,326,157
Retail--.3%
May Department Stores,
Notes	3.95	7/15/07	500,000	489,703
May Department Stores,
Notes	5.95	11/1/08	760,000	767,456
Owens & Minor,
Notes	6.35	4/15/16	385,000	382,311
Saks,
Notes	8.25	11/15/08	429	450
				1,639,920
State Government--2.8%
New York Counties Tobacco Trust
III, Pass-Through Ctfs., Ser. B	6.00	6/1/27	1,945,000	1,879,259
Tobacco Settlement Authority of
Iowa, Asset-Backed Bonds,
Ser. A	6.50	6/1/23	3,395,000	3,324,214
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	6.13	6/1/42	8,400,000	8,849,988
				14,053,461
Technology--.2%
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	860,000	877,200
Telecommunications--3.7%
Deutsche Telekom International
Finance, Notes	5.12	3/23/09	5,125,000 e	5,130,427
Deutsche Telekom International
Finance, Bonds	8.25	6/15/30	845,000 e	1,006,232
France Telecom,
Notes	7.75	3/1/11	1,280,000 e	1,393,907
Nextel Communications,
Sr. Notes, Ser. F	5.95	3/15/14	1,035,000	1,019,368
Nordic Telephone,
Bonds	8.25	5/1/16	435,000 b,f	570,748
Qwest,
Bank Note, Ser. B	6.95	6/30/10	2,322,000 e	2,349,574
Qwest,
Sr. Notes	7.88	9/1/11	710,000 a	748,163
Qwest,
Bank Note, Ser. A	8.53	6/30/07	1,560,000 e	1,596,083

Sprint Capital,
Notes	8.75	3/15/32	1,250,000	1,555,490
Telecom Italia Capital,
Notes	5.63	2/1/11	1,380,000 e	1,389,849
Verizon Global Funding,
Notes	4.88	8/15/07	1,825,000 a,e	1,825,989
				18,585,830
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Notes	5.75	1/15/11	990,000	983,686
Transportation--.3%
Ryder System,
Notes	3.50	3/15/09	1,435,000	1,358,263
U.S. Government Agencies--1.9%
Federal Home Loan Bank System,
Bonds, Ser. 584	4.50	10/12/07	1,300,000	1,288,015
Federal National Mortgage
Association, Notes	4.88	8/27/07	2,280,000	2,272,061
Federal National Mortgage
Association, Notes	5.00	7/25/08	5,800,000	5,772,456
				9,332,532
U.S. Government Agencies/Mortgage-Backed--25.8%
Federal Home Loan Mortgage Corp.:
6.50%, 10/1/31 - 3/1/32			109,875	112,042
Multiclass Mortgage
Participation Ctfs. REMIC,
Ser. 2586, Cl. WE 4.00%,
12/15/32			6,377,844	5,839,098
Federal National Mortgage Association:
4.50%			22,875,000 g	21,781,118
5.00%			29,450,000 g	27,857,639
5.50%			4,900,000 g	4,759,125
5.00%, 5/1/18 - 6/1/18			23,628,613	23,000,063
5.50%, 5/1/29 - 9/1/34			21,458,088	21,101,680
6.50%, 11/1/10			839	852
REMIC, Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			3,772,276	3,735,761
Government National Mortgage Association I:
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23			410,540	392,587
Ser. 2005-34, Cl. A, 3.96%,
9/16/21			1,521,057	1,479,624
Ser. 2005-79, Cl. A, 4.00%,
10/16/33			1,487,864	1,434,532
Ser. 2005-50, Cl. A, 4.02%,
10/16/26			1,470,132	1,423,266
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			1,860,650	1,793,964
Ser. 2005-42, Cl. A, 4.05%,
7/16/20			1,732,876	1,685,128
Ser. 2005-67, Cl. A, 4.22%,
6/16/21			1,341,699	1,307,785
Ser. 2005-59, Cl. A, 4.39%,

5/16/23	1,436,910	1,403,343
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	3,420,000	3,321,367
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	4,800,000	4,774,346
Government National Mortgage Association II:
4.50%, 7/20/30	110,343 e	110,660
6.50%, 2/20/31 - 7/20/31	386,340	394,306
7.00%, 11/20/29	1,058	1,088
		127,709,374
U.S. Government Securities--30.4%
U.S. Treasury Bonds:
4.50%, 2/15/36	10,320,000	9,277,525
5.25%, 11/15/28	3,520,000	3,496,346
U.S. Treasury Inflation Protected
Securities 0.88%, 4/15/10	10,545,483 h	10,032,884
U.S. Treasury Notes:
3.50%, 2/15/10	3,840,000	3,656,252
4.50%, 2/15/16	985,000	942,368
4.75%, 5/15/14	4,200,000	4,123,056
4.88%, 4/30/11	119,605,000	119,399,519
		150,927,950
Total Bonds and Notes
(cost $719,608,583)		710,956,712

Preferred Stocks--.6%	Shares	Value ($)

Banking--.1%
Sovereign Capital Trust IV,
Conv., $2.1875	15,500	716,875
Diversified Financial Services--.1%
AES Trust VII,
Conv., $3.00	10,850	531,650
U.S. Government Agencies--.4%
Federal National Mortgage
Association, Conv., $5375	17	1,622,937
Total Preferred Stocks
(cost $2,891,050)		2,871,462
	Face Amount
	Covered by
Options--.1%	Contracts ($)	Value ($)

Call Options--.0%
12-Month Euribor Interest Swap,
March 2007 @ 4.488	35,280,000	79,761
Dow Jones NA.IG.4
May 2006 @ 1.032	11,200,000	67,200
Dow Jones NA.IG.4
May 2006 @ 1.032	13,400,000	83,080
U.S. Treasury Notes, 4.5%,
2/15/2016 May 2006 @ 99.25	9,910,000	387
		230,428
Put Options--.1%
6-Month EURIBOR Interest Swap
November 2006 @ 3.405	8,954,000	334,778
Total Options
(cost $497,474)		565,206

Other Investment--.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,143,000)	3,143,000 [i]	3,143,000
	Principal
Short-Term Investments--1.0%	Amount ($)	Value ($)

U.S. Government Agencies--.1%
Federal National Mortgage
Association 4.64%, 6/7/06	550,000 j	547,371
U.S. Treasury Bills--.9%
4.56%, 5/25/06	4,335,000	4,322,168
Total Short-Term Investments
(cost $4,869,242)		4,869,539
Investment of Cash Collateral for
Securities Loaned--2.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $13,724,930)	13,724,930 [i]	13,724,930

Total Investments (cost $744,734,279)	148.4%	736,130,849
Liabilities, Less Cash and Receivables	(48.4%)	(240,186,137)
Net Assets	100.0%	495,944,712

a	All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund's securities on loan is $13,172,324 and the total market value of the collateral held by the fund is $13,724,930.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to $71,451,851 or 14.4% of net assets.
c	Non-income producing--security in default.
d	The value of this security has been determined in good faith under the direction of the Board of Trustees.
e	Variable rate security--interest rate subject to periodic change.
f	Principal amount stated in U.S. Dollars unless otherwise noted. BRl--Brazilian Real EUR-Euro MXN--Mexican New Peso
g	Purchased on a forward commitment basis.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Investment in affiliated money market mutual fund.
j	Held by a broker as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Intermediate Term Income Fund
Statement of Financial Futures
April 30, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2006 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	164	33,412,438	June 2006	(76,094)

Dreyfus Intermediate Term Income Fund
Statement of Options Written
April 30,2006 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options:
Dow Jones CDX.EM.4
May 2006 @ 1.039	26,800,000	91,120
Dow Jones CDX.EM.4
May 2006 @ 1.0395	22,400,000	53,760
U.S. Treasuy Notes, 4.5%, 2/15/2016
May 2006 @ 100.5	19,820,000	774
Peru, 8.75%, 11/21/2033 swap
pay @1.70 exp. 12/20/2010
Juy 2006 @ 3.5	2,495,000	3,042

Put Options:
12-Month Euribor Interest Swap
March 2007 @ 5.973	35,280,000	196,672
(Premiums received $395,030)		345,368

STATEMENT OF INVESTMENTS
Dreyfus Premier Short Term Income Fund
April 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--109.2%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	250,000	243,750
Agricultural--.9%
Altria,
Notes	7.20	2/1/07	3,035,000	3,062,530
Airlines--.0%
US Airways,
Enhanced Equip. Notes, Ser. C	8.93	10/15/09	1,092,319 a,b	109
Asset-Backed Ctfs./Automobile Receivables--6.2%
Capital One Prime Auto Receivables
Trust, Ser. 2006-1, Cl. A1	4.87	3/15/07	815,716	815,634
Chase Manhattan Auto Owner Trust,
Ser. 2005-B, Cl. A2	4.77	3/15/08	1,100,000	1,098,909
Daimler Chrysler Auto Trust,
Ser. 2005-B, Cl. A4	4.20	7/8/10	1,842,000	1,802,994
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,500,000	1,474,699
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A1	4.66	2/15/07	1,353,322	1,353,210
USAA Auto Owner Trust,
Ser. 2006-1, Cl. A2	5.03	11/17/07	2,690,000	2,689,088
WFS Financial Owner Trust,
Ser. 2003-3, Cl. A4	3.25	5/20/11	10,675,000	10,499,091
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,500,000	2,457,850
				22,191,475
Asset-Backed Ctfs./Credit Cards--.5%
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	1,800,000	1,775,378
Asset-Backed Ctfs./Home Equity Loans--9.9%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A1	5.02	4/25/36	1,311,027 c	1,311,027
Accredited Mortgage Loan Trust,
Ser. 2005-2, Cl. A2A	5.06	7/25/35	397,920 c	398,136
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	1,225,000	1,210,472
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,985,000	1,899,447
Bear Stearns Asset Backed
Securities, Ser. 2005-TC1,
Cl. A1	5.07	5/25/35	217,062 c	217,046
Carrington Mortgage Loan Trust,
Ser. 2005-OPT2, Cl. A1A	5.05	5/25/35	177,161 c	177,161
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. A3A	5.05	5/25/35	171,833 c	171,837
Conseco Finance Securitization,
Ser. 2000-E, Cl. A5	8.02	8/15/31	2,282,427	2,320,840
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB7,
Cl. AF1	5.21	11/25/36	1,794,591	1,786,124

Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF1B	5.45	12/25/35	1,704,327	1,697,728
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	506,916	505,365
First NLC Trust,
Ser. 2005-3, Cl. AV2	5.19	12/25/35	1,015,000 c	1,016,020
GSAA Trust,
Ser. 2006-7, Cl. AV1	4.98	3/25/46	1,620,000 c	1,620,000
Home Equity Asset Trust,
Ser. 2005-4, Cl. 2A1	5.05	10/25/35	1,576,102 c	1,577,324
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC2, Cl. A2A	5.05	4/25/36	165,977 c	165,982
Morgan Stanley ABS Capital I,
Ser. 2005-WMC3, Cl. A2A	5.05	3/25/35	289,703 c	289,865
Morgan Stanley Home Equity Loans,
Ser. 2005-2, Cl. A2A	5.05	5/25/35	1,052,523 c	1,052,271
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.05	4/25/36	1,060,000	1,060,000
Newcastle Mortgage Securities
Trust, Ser. 2006-1, Cl. A1	4.91	4/25/36	2,268,602 c	2,268,602
Ownit Mortgage Loan Asset-Backed
Ctfs., Ser. 2006-1, Cl. AF1	5.42	12/25/36	1,535,236	1,527,714
Park Place Securities,
Ser. 2005-WHQ2, Cl. A2A	5.06	5/25/35	325,701 c	325,909
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AII1	5.09	6/25/27	425,248 c	425,562
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	1,100,000	1,088,243
Residential Asset Securities,
Ser. 2006-EMX3, Cl. A1	4.99	4/25/36	1,085,000 c	1,085,000
Residential Funding Mortgage
Securities II, Ser. 2005-HI3,
Cl. A2	5.09	9/25/35	600,000	594,354
Residential Funding Mortgage
Securities II, Ser. 2006-HI1,
Cl. M4	6.26	1/25/36	613,000	608,586
Residential Funding Mortgage
Securities, Ser. 2006-HSA2,
Cl. AI2	5.50	3/25/36	275,000	274,228
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	6,365,000	6,312,729
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3	5.83	5/25/35	525,000	517,832
Specialty Underwriting &
Residential Finance,
Ser. 2006-BC2, Cl. A2A	4.88	2/25/37	2,040,105 c	2,040,105
				35,545,509
Asset-Backed Ctfs./Manufactured Housing--.3%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	901,486	939,033
Auto Manufacturing--.3%
DaimlerChrysler,
Notes	4.05	6/4/08	960,000	932,273
DaimlerChrysler,

Notes	4.88	6/15/10	285,000	275,298
				1,207,571
Automotive, Trucks & Parts--.1%
Johnson Controls,
Sr. Notes	5.25	1/15/11	215,000	211,171
Banking--9.0%
Bank of Scotland,
Bonds	7.00	4/1/49	550,000 d	560,653
Charter One Bank,
Sr. Notes	5.50	4/26/11	1,435,000	1,432,853
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	590,000	610,650
Colonial Bank of Montgomery
Alabama, Sub. Notes	6.38	12/1/15	1,000,000	988,725
Colonial Bank of Montgomery
Alabama, Sub. Notes	8.00	3/15/09	305,000	319,359
Fleet National Bank,
Sub. Notes	5.75	1/15/09	4,750,000	4,794,374
Marshall & Ilsley,
Notes	4.38	8/1/09	4,200,000	4,078,061
Resona Bank,
Notes	5.85	9/29/49	530,000 d	507,116
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	555,000 d	539,865
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	1,075,000 d	1,035,998
Sumitomo Mitsui Banking,
Notes	5.63	7/29/49	685,000 d	655,522
Suntrust Capital II,
Bonds	7.90	6/15/27	2,270,000	2,404,979
US Bancorp,
Sub. Notes	6.88	9/15/07	2,661,000	2,712,903
USB Capital IX,
Bonds	6.19	3/29/49	925,000	915,005
Wachovia Bank,
Sub. Notes	5.00	8/15/15	1,560,000 e	1,462,934
Washington Mutual,
Sr. Notes	4.00	1/15/09	5,050,000	4,876,618
Wells Fargo Capital,
Capital Securities, Ser. B	7.95	12/1/26	1,440,000 d	1,511,762
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	580,000	652,500
Zions Bancorporation,
Sr. Notes	2.70	5/1/06	2,215,000	2,215,000
				32,274,877
Building & Construction--.8%
American Standard,
Sr. Notes	7.63	2/15/10	1,555,000	1,636,549
Centex,
Notes	4.75	1/15/08	1,090,000	1,075,053
				2,711,602
Chemicals--1.8%
ICI Wilmington,
Notes	4.38	12/1/08	1,535,000	1,478,874
ICI Wilmington,
Notes	7.05	9/15/07	300,000	304,559
Lubrizol,
Sr. Notes	4.63	10/1/09	2,945,000	2,856,385

RPM International,
Sr. Notes	4.45	10/15/09	625,000	596,122
RPM International,
Bonds	6.25	12/15/13	1,280,000	1,262,733
				6,498,673
Commercial & Professional Services--.2%
Erac USA Finance,
Bonds	5.60	5/1/15	720,000 d	690,731
Commercial Mortgage Pass - Through Ctfs.--7.3%
Banc of America Commercial
Mortgage, Ser. 2005-2, Cl. A2	4.25	7/10/43	1,900,000	1,866,103
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A1	5.00	9/10/47	1,773,673	1,758,322
Bayview Commercia Asset Trust,
Ser. 2006-SP1, Cl. A1	5.23	4/25/36	340,775 c,d	340,881
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.32	4/25/34	669,190 c,d	670,445
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.54	8/25/33	456,818 c,d	459,612
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.54	12/25/33	602,319 c,d	604,202
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.16	4/25/34	923,622 c,d	938,662
Bayview Commercial Asset Trust,
Ser. 2006-1A, B2,	6.66	3/25/36	216,711 c,d	216,981
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B2	7.36	1/25/36	686,583 c,d	686,583
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	7.96	11/25/35	266,000 c,d	272,133
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T20,
Cl. A2	5.13	10/12/42	2,400,000	2,370,465
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	4.27	2/15/17	2,325,000 d	2,395,946
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	565,000 d	549,981
CSMS,
Ser. 2006-HC1, Cl. A1	5.03	5/15/08	905,000	904,996
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	660,000 d	655,889
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	385,000 d	384,659
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A1	5.04	12/15/44	2,013,803	1,998,735
LB-UBS Commercial Mortgage Trust,
Ser. 2002-C4, Cl. A1	3.27	9/15/26	2,776,883	2,733,687
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.27	8/12/10	1,100,000	1,079,158
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.40	11/12/37	350,000	347,606
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	1,150,000	1,132,131
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	3,899,179 d	3,731,422
				26,098,599
Diversified Financial Services--14.5%

Amvescap,
Notes	5.38	2/27/13	1,300,000	1,248,045
Amvescap,
Sr. Notes	5.90	1/15/07	1,000,000	1,003,247
Bear Stearns Cos.,
Notes	4.50	10/28/10	1,075,000	1,032,141
Boeing Capital,
Sr. Notes	7.38	9/27/10	1,170,000	1,254,420
CIT Group,
Sr. Notes	4.75	8/15/08	1,345,000	1,327,114
Citicorp,
Sub. Notes	7.25	9/1/08	3,290,000	3,425,305
Countrywide Home Loans,
Notes, Ser. L	4.00	3/22/11	965,000	893,591
Credit Suisse USA,
Sr. Notes	4.63	1/15/08	4,000,000	3,956,068
General Electric Capital,
Notes, Ser A	4.25	1/15/08	2,725,000 e	2,681,381
Glencore Funding,
Notes	6.00	4/15/14	640,000 d	604,452
Goldman Sachs,
Notes	4.50	6/15/10	575,000	554,160
HSBC Finance Capital Trust IX,
Notes	5.91	11/30/35	2,000,000 c	1,935,660
ILFC E-Capital Trust I,
Bonds	5.90	12/21/65	410,000 d,e	400,303
ILFC E-Capital Trust II,
Bonds	6.25	12/21/65	495,000 c,d	474,790
Jefferies,
Sr. Notes	7.75	3/15/12	1,100,000	1,193,460
John Deere Capital,
Sr. Notes, Ser. D	4.40	7/15/09	1,400,000	1,358,603
John Deere Capital,
Sr. Notes, Ser. D	4.50	8/25/08	1,200,000	1,178,153
JPMorgan Chase & Co,
Sub. Notes	7.88	6/15/10	2,190,000	2,371,864
Lehman Brothers Holdings E-Capital
Trust I, Notes	5.55	8/19/65	180,000 c,d	180,728
Lehman Brothers,
Notes	3.50	8/7/08	4,100,000	3,942,609
Merrill Lynch & Co.,
Notes, Ser. C	4.13	9/10/09	2,175,000 e	2,095,384
Mizuho JGB Investment,
Bonds, Ser. A	9.87	12/29/49	850,000 d	919,940
Morgan Stanley,
Notes,	4.00	1/15/10	4,300,000	4,081,031
Morgan Stanley,
Sr. Notes	4.83	2/9/09	1,000,000 c	1,001,898
MUFG Capital Finance Tier 1,
Sr. Sub. Notes	6.35	3/15/49	545,000 c	535,017
New York Life Global Funding,
Notes	4.63	8/16/10	4,610,000 d	4,457,109
Nuveen Investments,
Sr. Notes	5.00	9/15/10	925,000	890,927
Pricoa Global Funding I,
Notes	4.20	1/15/10	4,950,000 d	4,728,700
Residential Capital,
Notes	6.13	11/21/08	310,000	308,844

Residential Capital,
Sr. Notes	6.38	6/30/10	415,000	413,611
Residential Capital,
Sub. Notes	6.90	4/17/09	905,000 c,d	905,173
St. George Funding,
Bonds	8.49	6/30/17	425,000 d	439,725
				51,793,453
Diversified Metals & Mining--.5%
Falconbridge,
Notes	6.00	10/15/15	950,000	925,026
Ispat Inland,
Secured Notes	9.75	4/1/14	100,000	112,658
Southern Copper,
Sr. Notes	7.50	7/27/35	625,000	607,813
				1,645,497
Electric Utilities--.9%
FirstEnergy,
Sr. Notes, Ser. B	6.45	11/15/11	665,000	686,556
FPL Energy National Wind,
Secured Notes	5.61	3/10/24	228,096 d	218,172
Mirant,
Sr. Notes	7.38	12/31/13	465,000 d	469,069
Nevada Power,
Mortgage Notes	5.95	3/15/16	125,000 d	121,289
Nisource Finance,
Sr. Notes	5.25	9/15/17	595,000	550,014
NiSource Finance,
Sr. Notes	5.34	11/23/09	641,000 c	643,764
Sierra Pacific Power,
Mortgage Notes	6.25	4/15/12	475,000	475,912
				3,164,776
Environmental Control--.7%
Republic Services,
Sr. Notes, 6.75%, 2011	6.75	8/15/11	475,000	495,865
Waste Management,
Sr. Notes	6.88	5/15/09	2,000,000	2,076,290
				2,572,155
Food & Beverages--1.2%
H.J. Heinz,
Notes	6.43	12/1/20	500,000 d	508,392
Safeway,
Notes	4.80	7/16/07	1,555,000	1,542,349
Stater Brothers,
Sr. Notes	8.13	6/15/12	480,000	482,400
Tyson Foods,
Sr. Notes	6.60	4/1/16	1,850,000	1,818,080
				4,351,221
Foreign Government--2.1%
Argentina Bonos,
Bonds	4.89	8/3/12	1,480,000 c	1,238,760
Banco Nacional de Desenvolvimento
Economico e Social, Notes	5.73	6/16/08	1,390,000 c,f	1,374,363
Export-Import Bank of Korea,
Sr. Notes	4.50	8/12/09	1,425,000	1,383,956
Republic of Peru,
Bonds	8.38	5/3/16	380,000	415,720
Republic of South Africa,
Notes	9.13	5/19/09	1,720,000	1,891,426

United Mexican States,
Notes	6.63	3/3/15	1,040,000 e	1,079,520
				7,383,745
Health Care--1.4%
Coventry Health Care,
Sr. Notes	5.88	1/15/12	1,170,000	1,152,450
HCA,
Sr. Notes	6.95	5/1/12	1,005,000 e	1,013,476
Medco Health Solutions,
Sr. Notes	7.25	8/15/13	350,000	373,787
Quest Diagnostics,
Sr. Notes	5.13	11/1/10	780,000	763,488
WellPoint,
Notes	5.00	1/15/11	525,000	511,987
Wyeth,
Notes	6.95	3/15/11	1,150,000	1,213,984
				5,029,172
Lodging & Entertainment--.7%
Carnival,
Sr. Notes	3.75	11/15/07	1,240,000	1,209,511
MGM Mirage,
Sr. Notes	6.00	10/1/09	525,000	520,406
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	775,000	756,594
				2,486,511
Media--2.6%
Comcast,
Notes	5.50	3/15/11	1,240,000 e	1,228,614
Media General,
Notes	6.95	9/1/06	5,000,000	5,012,340
Time Warner,
Notes	6.15	5/1/07	2,450,000	2,467,905
Viacom,
Sr. Notes	5.75	4/30/11	650,000 d	646,179
				9,355,038
Oil & Gas--1.0%
Amerada Hess,
Notes	6.65	8/15/11	985,000 e	1,027,926
Enterprise Products Operating,
Sr. Notes, Ser. B	4.63	10/15/09	2,045,000	1,976,944
Pemex Project Funding Master
Trust, Notes	5.75	12/15/15	755,000 d,e	716,684
				3,721,554
Packaging & Containers--.3%
Crown Americas Capital,
Sr. Notes	7.63	11/15/13	690,000 d	710,700
Crown Americas Capital,
Sr. Notes	7.75	11/15/15	400,000 d	413,000
				1,123,700
Paper & Forest Products--.3%
Temple-Inland,
Bonds	6.63	1/15/18	425,000	431,083
Weyerhaeuser,
Debs.	7.25	7/1/13	625,000	661,439
				1,092,522
Property-Casualty Insurance--1.2%
American International,
Notes	5.05	10/1/15	565,000 d,e	532,934

AON,
Capital Securities	8.21	1/1/27	1,100,000	1,220,298
MetLife,
Sr. Notes	5.00	6/15/15	1,200,000	1,126,619
Nippon Life Insurance,
Notes	4.88	8/9/10	1,050,000 d	1,015,312
Phoenix Cos.,
Sr. Notes	6.68	2/16/08	430,000	432,806
				4,327,969
Real Estate Investment Trusts--3.9%
Archstone-Smith Operating Trust,
Sr. Notes	5.25	5/1/15	925,000	878,152
Arden Realty,
Notes	5.25	3/1/15	475,000	457,520
Brandywine Operating Partnership,
Sub. Notes	5.41	4/1/09	302,000 c	302,135
Duke Realty,
Sr. Notes	5.88	8/15/12	2,150,000	2,163,792
EOP Operating,
Sr. Notes	7.00	7/15/11	1,450,000	1,526,889
ERP Operating,
Notes	4.75	6/15/09	2,400,000	2,351,242
Federal Realty Investment Trust,
Sr. Notes	5.65	6/1/16	345,000	332,948
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	1,165,000	1,080,400
HRPT Properties Trust,
Sr. Notes	5.52	3/16/11	925,000 c	927,698
Mack-Cali Realty,
Notes	5.05	4/15/10	550,000	533,493
Mack-Cali Realty,
Notes	5.25	1/15/12	300,000	290,402
Simon Property,
Notes	4.88	8/15/10	2,275,000	2,213,061
Socgen Real Estate,
Bonds, Ser. A	7.64	12/29/49	700,000 d	718,851
				13,776,583
Residential Mortgage Pass- Through Ctfs.--5.8%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	2,050,000	1,970,021
Citigroup Mortgage Loan Trust,
Ser. 2006-WF1, Cl. A2A	5.70	3/1/36	846,931	845,062
Countrywide Alternative Loan
Trust, Ser. 2005-J4, Cl. 2A1B	5.08	7/25/35	922,488 c	922,606
Countrywide Alternative Loan
Trust, Ser. 2004-7T1, Cl. A1	5.75	6/25/34	5,477,841	5,470,159
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	3,025,189	3,028,336
GSR Mortgage Loan Trust II,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	2,618,640	2,575,134
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.31	5/25/36	543,528 c	543,528
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	750,000	719,283
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,575,000	1,522,883
Washington Mutual,

Ser. 2005-AR4, Cl. A4B	4.68	4/25/35	3,294,000 c	3,212,155
				20,809,167
Retail--.8%
Darden Restaurants,
Sr. Notes	4.88	8/15/10	1,110,000	1,071,656
May Department Stores,
Notes	3.95	7/15/07	1,275,000	1,248,741
Owens & Minor,
Notes	6.35	4/15/16	300,000	297,905
Yum! Brands,
Sr. Notes	6.25	4/15/16	250,000	250,445
				2,868,747
State Government--.9%
Erie County Tobacco Asset
Securitization, Asset-Backed
Bonds, Ser. E	6.00	6/1/28	825,000	806,223
Tobacco Settlement Authority of
Iowa, Asset-Backed Bonds,
Ser. A	6.50	6/1/23	2,602,000	2,547,748
				3,353,971
Technology--.1%
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	415,000	423,300
Telecommunications--1.5%
Deutsche Telekom International
Finance, Bonds	8.25	6/15/30	775,000 c	922,875
Nextel Communications,
Sr. Notes, Ser. F	5.95	3/15/14	605,000	595,863
Nordic Telephone,
Bonds	8.25	5/1/16	255,000 d,f	334,576
Sprint Capital,
Sr. Bonds	7.63	1/30/11	1,375,000	1,485,402
Telecom Italia Capital,
Notes	4.88	10/1/10	1,540,000	1,481,874
Verizon Global Funding,
Notes	4.88	8/15/07	665,000 c	665,360
				5,485,950
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Notes	5.75	1/15/11	805,000	799,866
Transportation--.7%
Union Pacific,
Notes	5.75	10/15/07	2,510,000	2,520,858
U.S. Government Agencies--2.4%
Federal National Mortgage
Association, Notes	4.38	9/7/07	4,525,000	4,476,537
Federal National Mortgage
Association, Notes	4.75	8/25/08	4,000,000	3,964,660
				8,441,197
U.S. Government Agencies/Mortgage-Backed--15.6%
Federal Home Loan Mortgage Corp
3.50%, 9/1/10			377,455	355,042
4.00%, 2/1/10 - 4/1/10			22,409,907	21,556,185
4.50%, 2/1/10			2,929,236	2,861,483
6.50%, 6/1/32			5,716	5,834
Multiclass Mortgage
Participation Ctfs. REMIC,
Ser. 2535, Cl. PL, 4.00%,

6/15/29	512,882	510,640
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12	181,748 g	22,166
Federal National Mortgage Association
4.00%, 2/1/10 - 5/1/10	3,307,611	3,163,928
4.50%, 11/1/14	1,942,229	1,865,744
6.52%, 2/1/29	89,759 c	91,860
REMIC, Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33	885,424	774,947
Government National Mortgage Association I
Project Loan, 8.00%, 9/15/08	134,564	134,984
Ser. 2003-96, Cl. B, 3.61%,
8/16/18	2,293,285	2,224,992
Ser. 2005-90, Cl. A, 3.76%,
7/16/28	2,207,692	2,110,636
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	2,002,404	1,947,860
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	2,182,200	2,103,980
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,215,309	1,176,567
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	1,318,941	1,271,671
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	4,621,002	4,493,675
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	497,190	481,699
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,987,788	1,921,485
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,969,968	1,904,533
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	883,588	858,680
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	827,312	807,986
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	1,525,000	1,481,019
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	1,136,118	1,106,116
Government National Mortgage Association II
4.38%, 4/20/30	389,862 c	390,318
7.00%, 12/20/30 - 4/20/31	38,556	39,631
7.50%, 11/20/29 - 12/20/30	41,726	43,461
		55,707,122
U.S. Government Securities--12.5%
U.S. Treasury Bonds,
5.25%, 11/15/28	75,000	74,496
U.S. Treasury Inflation Protected
Securities, 3.00%, 7/15/12	9,503,337 h	9,907,953
U.S. Treasury Notes,
4.88%, 4/30/11	34,580,000	34,520,592
		44,503,041
Total Bonds and Notes
(cost $400,257,494)		390,188,123
	Principal

Short-Term Investments--.7%		Amount ($)	Value ($)

U.S. Government Agencies--.1%
Federal National Mortgage
	Association 4.64%, 6/7/06	400,000 i	398,088
U.S. Treasury Bills--.6%
	4.56%, 5/25/06	1,970,000	1,964,169
Total Short-Term Investments
	(cost $2,362,122)		2,362,257
Investment of Cash Collateral for
Securities Loaned--4.8%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $17,295,040)	17,295,040 [j]	17,295,040

Total Investments (cost $419,914,656)		114.7%	409,845,420
Liabilities, Less Cash and Receivables		(14.7%)	(52,541,507)
Net Assets		100.0%	357,303,913
a	Non-income producing--security in default.
b	The value of this security has been determined in good faith under the direction of the Board of Trustees.
c	Variable rate security--interest rate subject to periodic change.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these
	securities amounted to $36,925,121 or 10.3% of net assets.
e	All or a portion of these securities are on loan. At April 30, 2006, the total market value of the fund's securities
	on loan is $16,816,627 and the total market value of the collateral held by the fund is $17,295,040.
f	Principal amount stated Euro.
g	Notional face amount shown.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Partially held by a broker as collateral for open financial futures positions.
j	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
April 30,2006(Unaudited)

					Unrealized
		Market Value			Appreciation/
		Covered by			(Depreciation)
	Contracts	Contracts ($)		Expiration	at 4/30/2006 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	191	38,913,266	June 2006		(74,609)

Financial Futures Short
U.S. Treasury 5 Year Notes	136	14,165,250	June 2006		127,500
U.S. Treasury 10 Year Notes	281	29,667,453	June 2006		364,547
U.S. Treasury 30 Year Bonds	79	8,440,656	June 2006		455,328
					872,766

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Premier Yield Advantage Fund
April 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.0%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Automobile Receivables--6.0%
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. A3	5.03	10/15/09	1,040,000	1,035,830
Harley-Davidson Motorcycle Trust,
Ser. 2005-2, Cl. A2	4.07	2/15/12	800,000	779,824
WFS Financial Owner Trust,
Ser. 2005-1, Cl. A3	3.59	10/19/09	2,675,000	2,642,273
WFS Financial Owner Trust,
Ser. 2005-2, Cl. A4	4.39	11/19/12	1,500,000	1,478,745
				5,936,672
Asset-Backed Ctfs./Credit Cards--6.8%
Advanta Business Card Master
Trust, Ser. 2005-C1, Cl. C1	5.59	8/22/11	1,500,000 a	1,510,746
American Express Issuance Trust,
Ser. 2005-1, Cl. C	5.41	8/15/11	1,250,000 a	1,257,618
Chase Issuance Trust,
Ser. 2005-C1, Cl. C1	5.45	11/15/12	1,250,000 a	1,256,008
Gracechurch Card Funding,
Ser. 9, Cl. C	5.39	9/15/10	1,250,000 a	1,250,781
Providian Gateway Master Trust,
Ser. 2004-DA, Cl. A	3.35	9/15/11	1,480,000 b	1,442,306
				6,717,459
Asset-Backed Ctfs./Home Equity Loans--23.3%
Accredited Mortgage Loan Trust,
Ser. 2005-2, Cl. A2A	5.06	7/25/35	649,665 a	650,018
Accredited Mortgage Loan Trust,
Ser. 2005-4, Cl. M7	6.26	12/25/35	500,000 a	508,592
Asset-Backed Securities
Corporation Home Equity,
Ser. 2004-HE3, Cl. M2	6.08	6/25/34	1,750,000 a	1,772,814
Bayview Financial Acquisition
Trust, Ser. 2006-A, Cl. 1A1	5.61	2/28/41	2,770,441	2,761,511
Bear Stearns Asset-Backed
Securities, Ser. 2005-HE4,
Cl. 1A1	5.06	4/25/35	601,975 a	602,420
Broadwick Funding,
Ser. 2006-1A, Cl. B	5.65	7/13/41	1,000,000 a,b	1,000,000
Carrington Mortgage Loan Trust,
Ser. 2006-OPT1, Cl. M7	6.01	2/25/36	947,000 a	948,587
Centex Home Equity,
Ser. 2003-B, Cl. AF4	3.24	2/25/32	697,049	674,029
Centex Home Equity,
Ser. 2005-B, Cl. AF2	4.24	3/25/35	655,000	648,664
Centex Home Equity,
Ser. 2005-D, Cl. M4	5.57	10/25/35	1,000,000 a	1,005,898

Fremont Home Loan Trust,
Ser. 2006-1, Cl. M1	5.22	4/25/36	1,000,000 a	1,000,000
GSAA Trust,
Ser. 2004-5, Cl. AF2	4.74	6/25/34	138,709	137,685
GSAA Trust,
Ser. 2005-3, Cl. A1	5.09	12/25/34	457,175 a	457,238
Home Equity Asset Trust,
Ser. 2005-8, Cl. M7	6.08	2/25/36	1,000,000 a	1,010,436
Home Equity Asset Trust,
Ser. 2005-9, Cl. M7	6.16	4/25/36	450,000 a	456,597
Morgan Stanley ABS Capital I,
Ser. 2004-WMC2, Cl. A2	5.32	7/25/34	345,339 a	345,536
Morgan Stanley ABS Capital I,
Ser. 2005-HE6, Cl. B1	6.31	11/25/35	1,000,000 a	1,024,853
Option One Mortgage Loan Trust,
Ser. 2004-1, Cl. A2	5.25	1/25/34	311,205 a	311,481
Option One Mortgage Loan Trust,
Ser. 2005-4, Cl. M5	5.59	11/25/35	500,000 a	502,434
Option One Mortgage Loan Trust,
Ser. 2003-5, Cl. M1	5.61	8/25/33	1,000,000 a	1,005,861
Popular ABS Mortgage Pass-Through
Trust, Ser. 2004-4, Cl. AF4	4.63	9/25/34	1,000,000	988,942
Residential Asset Mortgage
Products, Ser. 2005-EFC5,
Cl. M7	6.08	10/25/35	500,000 a	505,566
Residential Asset Mortgage
Products, Ser. 2005-EFC6,
Cl. M7	6.36	11/25/35	500,000 a	506,334
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1	5.06	3/25/35	537,141 a	537,535
Residential Asset Securities,
Ser. 2005-KS4, Cl. M2	5.54	5/25/35	1,500,000 a	1,512,485
Residential Asset Securities,
Ser. 2006-EMX3, Cl. M7	5.98	4/25/36	500,000 a	500,000
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M7	6.07	10/25/35	478,000 a	480,226
Residential Asset Securities,
Ser. 2005-EMX4, Cl. M7	6.21	11/25/35	655,000 a	666,888
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI3	5.55	3/25/36	600,000	597,595
				23,120,225
Asset-Backed Ctfs./Manufactured Housing--.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	751,239	782,527
Auto Manufacturing--1.9%
DaimlerChrysler,
Notes	4.13	3/7/07	915,000	905,584
DaimlerChrysler,
Notes	5.33	3/13/09	1,000,000 a	1,001,086
				1,906,670
Banking--.7%

City National Bank of Beverly
Hills California, Sub. Notes	6.38	1/15/08	721,000	732,641
Diversified Financial Services--11.7%
American General Finance,
Sr. Notes, Ser. I	4.63	5/15/09	400,000	392,388
Amvescap,
Sr. Notes	5.90	1/15/07	1,125,000	1,128,653
Capital One Bank,
Notes	4.88	5/15/08	400,000	395,925
CIT,
Notes	5.39	5/18/07	2,500,000 a	2,505,958
Countrywide Home Loans,
Notes, Ser. L	2.88	2/15/07	2,000,000	1,961,820
International Lease Finance,
Notes, Ser. P	5.47	1/15/10	2,000,000 a	2,012,264
SLM,
Notes, Ser. A	5.63	4/10/07	2,000,000	2,004,820
Textron Financial,
Sr. Notes, Ser. E	4.13	3/3/08	1,255,000	1,227,789
				11,629,617
Electric Utilities--3.2%
Appalachian Power,
Notes	5.29	6/29/07	1,125,000 a	1,128,074
Georgia Power,
Notes, Ser. U	5.35	2/17/09	2,000,000 a	2,007,902
				3,135,976
Food & Beverages--1.9%
Cadbury Schweppes U.S. Finance,
Sr. Notes	3.88	10/1/08	1,130,000 b	1,088,859
Kroger,
Sr. Notes	7.63	9/15/06	770,000	775,605
				1,864,464
Foreign Government--3.1%
Mexico Government International
Bond, Notes, Ser. A	5.75	1/13/09	3,000,000 a	3,030,750
Oil & Gas--2.0%
Conoco Funding,
Notes	5.45	10/15/06	2,000,000	2,000,816
Property-Casualty Insurance--2.0%
Prudential Financial,
Sr. Notes	4.10	11/15/06	2,000,000 a	1,988,536
Real Estate Investment Trusts--2.2%
Brandywine Operating Partnership,
Sub. Notes	5.41	4/1/09	750,000 a	750,336
Duke Realty,
Notes	6.75	5/30/08	450,000	459,572
HRPT Properties Trust,
Sr. Notes	5.52	3/16/11	1,000,000 a	1,002,917
				2,212,825
Residential Mortgage Pass-Through Ctfs.--17.7%
Adjustable Rate Mortgage Trust,
Ser. 2006-2, Cl. 6A1	5.19	5/25/36	750,000 a	750,000

Adjustable Rate Mortgage Trust,
Ser. 2005-3, Cl. 8A2	5.20	7/25/35	1,040,137 a	1,042,609
Adjustable Rate Mortgage Trust,
Ser. 2005-7, Cl. 7A21	5.21	10/25/35	609,571 a	603,477
Adjustable Rate Mortgage Trust,
Ser. 2005-9, Cl. 5A1	5.23	11/25/35	1,079,318 a	1,081,654
Adjustable Rate Mortgage Trust,
Ser. 2006-1, Cl. 6A2	5.25	3/25/36	973,210 a	973,643
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	927,147 b	927,802
Bear Stearns Alt-A Trust,
Ser. 2005-1, Cl. A1	5.24	1/25/35	598,611 a	599,888
Countrywide Alternative Loan
Trust, Ser. 2005-J4, Cl. 2A1B	5.08	7/25/35	553,493 a	553,563
Countrywide Alternative Loan
Trust, Ser. 2006-6CB, Cl. 1A2	5.36	5/25/36	1,000,000 a	1,000,000
Countrywide Alternative Loan
Trust, Ser. 2005-65CB, Cl. 1A5	5.50	1/25/36	2,379,411 a	2,378,946
Countrywide Alternative Loan
Trust, Ser. 2004-7T1, Cl. A1	5.75	6/25/34	2,130,271	2,127,284
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-16, Cl. 1A1	5.36	9/25/34	1,108,155 a	1,114,098
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-21, Cl. A8	8.00	11/25/34	1,341,248	1,360,844
GSR Mortgage Loan Trust,
Ser. 2004-15F, Cl. 2A2	5.00	12/25/34	773,381	748,602
Impac CMB Trust,
Ser. 2005-4, Ser. 1M3	5.44	5/25/35	580,193 a	581,894
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.31	5/25/36	747,974 a	747,974
Opteum Mortgage Acceptance,
Ser. 2005-5, Cl. 2A1A	5.47	12/25/35	928,225	924,652
				17,516,930
Telecommunications--2.0%
BellSouth,
Notes	5.00	10/15/06	2,000,000	1,997,378
Transportation--2.0%
Norfolk Southern,
Notes, Ser. A	7.22	9/15/06	2,000,000	2,015,618
U.S. Government Agencies/Mortgage-Backed--10.4%
Federal Home Loan Mortgage Corp.:
Multiclass Mortgage
Participation Ctfs. REMIC,
Ser. 2535, Cl. PL, 4.00%,
6/15/29			224,386	223,405
Multiclass Mortgage
Participation Ctfs. REMIC,
Ser. 2890, Cl. PA, 5.00%,
9/15/24			2,419,024	2,408,904
Multiclass Mortgage

Participation Ctfs. REMIC,
Ser. 2503, Cl. VD, 6.00%,
2/15/21	3,000,000	3,027,690
Federal National Mortgage Association:
REMIC Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33	1,770,848	1,549,894
REMIC Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2005-13, Cl. PA,
5.00%, 3/25/27	1,644,351	1,632,943
REMIC Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2002-55, Cl. GD,
5.50%, 11/25/15	390,534	389,759
Government National Mortgage Association I;
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,151,603	1,114,892
		10,347,487
U.S. Government Securities--1.3%
U.S. Treasury Inflation Protected
Securities, 3.625%, 1/15/08	1,229,840 c,d,e	1,267,490
Total Bonds and Notes
(cost $98,781,398)		98,204,081

Other Investment--1.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,850,000)	1,850,000 [f]	1,850,000
Investment of Cash Collateral for
Securities Loaned--1.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $957,533)	957,533 [f]	957,533

Total Investments (cost $101,588,931)	101.8%	101,011,614
Liabilities, Less Cash and Receivables	(1.8%)	(1,791,456)
Net Assets	100.0%	99,220,158
a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these
	securities amounted to $4,458,967 or 4.5% of net assets.
c	Partially held by a broker as collateral for open financial futures positions.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	A portion of this security is on loan. At April 30, 2006, the total market value of the fund's security on loan is
	$931,795 and the total market value of the collateral held by the fund is $957,533.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Statement of Financial Futures
Dreyfus Premier Yield Advantage Fund
April 30, 2006 (Unaudited)

			Market Value		Unrealized
			Covered by		(Depreciation)
	Contracts		Contracts ($)	Expiration	at 4/30/2006 ($)

Financial Futures Long:
90 Day Euro $		10	2,370,250	June 2006	(9,125)
90 Day Euro $		10	2,369,000	September 2006	(10,500)
90 Day Euro $		10	2,368,875	December 2006	(12,000)
90 Day Euro $		10	2,369,750	March 2007	(3,625)

					(35,250)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT GRADE FUNDS, INC.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 22, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 22, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)